Income Tax Expense - Summary of Differences Between Tax Expense and Amount Arise Using Statutory Tax Rate Applicable to Profits of Entities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax	₩ 168,699	₩ 109,882	₩ 99,301
Income tax using the statutory tax rate of each country	31,300	23,951	25,957
Adjustments
Expenses not deductible for tax purpose	9	7	11
Non taxable income	(131)	0	0
Withholding tax	8,615	5,028	4,500
Utilization of previously unrecognized loss carried forward	(714)	(239)	0
Adjustments recognized related to prior period incomes	0	0	1,647
Tax credit	(1,174)	(2,131)	(765)
Corporate tax on unappropriated earnings	(134)	1,085	487
Changes in deferred tax liabilities related to investment in subsidiaries	(422)	(1,101)	1,351
Others	(632)	224	233
Total adjustments	5,417	2,873	7,464
Income tax expense	₩ 36,717	₩ 26,824	₩ 33,421
Effective tax rate	22.00%	24.00%	34.00%